Form N-CSR Cover	12 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2025, originally filed with the Securities and Exchange Commission on March 11, 2026 (Accession Number 0001445546-26-001944), to include inadvertently omitted Series ID and Class ID for the fund FT Vest Bitcoin Strategy Floor15 ETF – October.
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Document Period End Date	Dec. 31, 2025